Postretirement Benefit Plans (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Pension Benefit Plan [Member] | Principal pension plans [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity
2015	$ 3,225
2016	3,300
2017	3,380
2018	3,465
2019	3,560
2020-2024	19,430
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity
2015	505
2016	510
2017	520
2018	530
2019	540
2020-2024	2,925
Retiree Benefit Plan [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity
2015	680
2016	665
2017	670
2018	675
2019	685
2020-2024	$ 3,285